20. REVENUE AND COST OF SALES	12 Months Ended
Dec. 31, 2017
Revenue And Cost Of Sales
Note 20 - REVENUE AND COST OF SALES

Revenue and the related cost of sales reflect the sale of silver, gold, and copper concentrate from the Avino Mine during the year ended December 31, 2017, and nine months ended December 31, 2016, the sale of silver and gold concentrate from the San Gonzalo Mine during the years ended December 31, 2017, 2016, and 2015, and the sale of silver and gold concentrate from the historic Avino stockpiles during the year ended December 31, 2015.

Cost of sales consists of changes in inventories, direct costs including personnel costs, mine site costs, energy costs (principally diesel fuel and electricity), maintenance and repair costs, operating supplies, external services, third party transport fees, depreciation and depletion, and other expenses for the years. Direct costs include the costs of extracting co-products. Cost of sales is based on the weighted average cost of inventory sold for the years and consists of the following:

	2017	2016	2015
Production costs	$19,417,844	$17,263,182	$7,538,147
Depreciation and depletion	2,557,286	1,897,618	1,035,053
	$21,975,130	$19,160,800	$8,573,200